Schedule of Investments (unaudited)
February 28, 2025
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.5%
TELUS Corp.	1,039,100	$ 16,081,181
Denmark — 2.5%
Novo Nordisk A/S, Class B	287,332	26,065,783
France — 6.4%
Air Liquide SA	119,973	22,015,113
LVMH Moet Hennessy Louis Vuitton SE	31,203	22,546,037
Sanofi SA	198,214	21,656,314
		66,217,464
Netherlands — 1.5%
Koninklijke KPN NV	4,165,728	15,902,951
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	1,830,886	24,270,303
Switzerland — 1.6%
Zurich Insurance Group AG, Class N	25,644	16,942,717
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,105,000	33,703,622
United Kingdom — 11.4%
AstraZeneca PLC	254,818	38,553,608
BAE Systems PLC	1,027,832	18,379,250
RELX PLC	535,621	25,864,854
Shell PLC	631,564	21,195,765
Taylor Wimpey PLC	10,073,684	14,458,585
		118,452,062
United States — 69.7%
AbbVie, Inc.	142,922	29,874,986
Accenture PLC, Class A	85,861	29,922,559
Allegion PLC	151,325	19,477,041
Alphabet, Inc., Class A	143,837	24,492,564
AMETEK, Inc.	87,103	16,488,598
Apple Inc.	104,651	25,308,798
Applied Materials, Inc.	80,977	12,800,034
Assurant, Inc.	59,049	12,275,697
Baker Hughes Co., Class A	362,616	16,169,047
Broadcom, Inc.	148,087	29,532,990
Charles Schwab Corp. (The)	191,007	15,190,787
Security	Shares	Value
United States (continued)
Citizens Financial Group, Inc.	459,555	$ 21,033,832
CMS Energy Corp.	309,178	22,585,453
Coca-Cola Co. (The)	385,687	27,464,771
General Electric Co.	111,455	23,068,956
Home Depot, Inc. (The)	50,458	20,011,643
Hubbell, Inc.	54,470	20,240,507
Intercontinental Exchange, Inc.	130,489	22,604,609
M&T Bank Corp.	77,262	14,812,671
Mastercard, Inc., Class A	21,724	12,519,758
Meta Platforms, Inc., Class A	40,430	27,015,326
Microsoft Corp.	131,347	52,143,446
Moody’s Corp.	33,121	16,690,997
Oracle Corp.	122,095	20,275,096
Otis Worldwide Corp.	265,179	26,459,561
Philip Morris International, Inc.	177,455	27,555,212
Republic Services, Inc.	49,668	11,772,309
Salesforce, Inc.	51,924	15,465,563
Texas Instruments, Inc.	161,113	31,576,537
Union Pacific Corp.	89,321	22,034,597
UnitedHealth Group, Inc.	52,011	24,703,145
Walmart, Inc.	203,894	20,105,987
Williams Cos., Inc. (The)	268,998	15,650,304
		727,323,381
Total Long-Term Investments — 100.1% (Cost: $740,650,858)		1,044,959,464
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(a)(b)	23,168	23,168
Total Investments — 100.1% (Cost: $740,674,026)		1,044,982,632
Liabilities in Excess of Other Assets — (0.1)%		(1,020,707)
Net Assets — 100.0%		$ 1,043,961,925

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,641,041	$ —	$ (2,617,873)(a)	$ —	$ —	$ 23,168	23,168	$ 117,910	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 16,081,181	$ —	$ —	$ 16,081,181
Denmark	—	26,065,783	—	26,065,783
France	—	66,217,464	—	66,217,464
Netherlands	—	15,902,951	—	15,902,951
Spain	—	24,270,303	—	24,270,303
Switzerland	—	16,942,717	—	16,942,717
Taiwan	—	33,703,622	—	33,703,622
United Kingdom	—	118,452,062	—	118,452,062
United States	727,323,381	—	—	727,323,381
Assets
Investments
Short-Term Securities
Money Market Funds	23,168	—	—	23,168
	$ 743,427,730	$ 301,554,902	$ —	$ 1,044,982,632